Prepayments and other receivables	9 Months Ended
Sep. 30, 2022
Prepayments And Other Receivables
Prepayments and other receivables

7.	Prepayments and other receivables

	2022	2021
	€’000	€’000
Prepayments (1)	2,808	4,575
VAT recoverable	6,574	3,564
Grant receivable	803	—
Other receivables	688	333
Prepayments and other receivables	10,873	8,472

(1)	Prepayments mostly consist of advance payments to vendors for payments relating to inventory ahead of receipt.